Warrants and Options - Summary of Key Terms and Activity of Liability Classified Preferred Investment Options (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
March 2023 Options - Series A [Member]
Option Indexed to Issuer's Equity [Line Items]
Issuance Date	2023-03	2023-03
Term	5 years	5 years
Exercise Price Per Share	$ 9	$ 9
Exercised during the period	0	0	0
Outstanding	666,334	666,334	0
March 2023 Options - Series B [Member]
Option Indexed to Issuer's Equity [Line Items]
Issuance Date	2023-03	2023-03
Term	1 year 6 months	1 year 6 months
Exercise Price Per Share	$ 9	$ 9
Exercised during the period	0	0	0
Outstanding	0	666,334	0
March 2023 Placement Agent Options [Member]
Option Indexed to Issuer's Equity [Line Items]
Issuance Date	2023-03	2023-03
Term	5 years	5 years
Exercise Price Per Share	$ 11.25	$ 11.25
Exercised during the period	0	0	0
Outstanding	33,317	33,317	0
August 2022 Options [Member]
Option Indexed to Issuer's Equity [Line Items]
Issuance Date	2022-08	2022-08
Term	5 years	5 years
Exercise Price Per Share	$ 9	$ 9
Exercised during the period	0	0	0
Outstanding	118,063	118,063	118,063
August 2022 Placement Agent Options [Member]
Option Indexed to Issuer's Equity [Line Items]
Issuance Date	2022-08	2022-08
Term	5 years	5 years
Exercise Price Per Share	$ 52.8	$ 52.8
Exercised during the period	0	0	0
Outstanding	5,904	5,904	5,904
March 2023, August 2022 Options and Placement Agent Options [Member]
Option Indexed to Issuer's Equity [Line Items]
Exercised during the period	0	0	0
Outstanding	823,618	1,489,952	123,967